Risk Management (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loans and advances to customers past due but not impaired
Total	R$ 10,684,314	R$ 12,612,906
Past due up to 60 days
Loans and advances to customers past due but not impaired
Total	8,177,461	9,737,697
Past due between 61 and 90 days
Loans and advances to customers past due but not impaired
Total	2,302,186	2,608,305
Past due for more than 90 days
Loans and advances to customers past due but not impaired
Total	R$ 204,667	R$ 266,904